Taxes on Income (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Taxes on Income [Abstract]
Domestic	$ (1,051)	$ 1,803
Foreign	1,770	1,596
Income before taxes on income	$ 719	$ 3,399